Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Capital commitments	¥ 1,050
Guarantor Obligations, Current Carrying Value	¥ 30,000	¥ 84,000